[EATON VANCE-Registered Trademark- MUTUAL FUNDS LOGO]


                                                  [TAX FORM AND TELEPHONE PHOTO]



SEMIANNUAL REPORT APRIL 30, 2001

                                EATON VANCE
                                TAX-MANAGED
                                  CAPITAL
                                APPRECIATION
                                   FUND



[STOCK EXCHANGE TRADING FLOOR PHOTO]


[FORM 1099 MISCELLANEOUS INCOME PHOTO]

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

INVESTMENT UPDATE
[PHOTO]
Arieh Coll
Portfolio Manager

Investment Environment
-------------------------------

- Over the last six months, the stock market was exceptionally volatile, a result of the unusually high economic and market uncertainty confronting investment decision-makers. As the Federal Reserve Board pushed down short-term interest rates - a plus for the economy - job cut announcements, rising unemployment, and higher electricity and gasoline costs colluded to depress consumer confidence, a negative for the economy.

- Like the economy, the stock market also stood to benefit as the Fed stepped in and lowered interest rates. But even as market "bulls" point to recent Fed moves as the fuel needed to drive stock prices higher, market "bears" point to falling corporate earnings expectations and to some still sky-high stock price valuations as reasons for more stock market caution.

The Fund
------------------------------------------------------------------------------
  The Past Six Months

- During the six months ended April 30, 2001, the Fund's Class A shares had a total return of -14.29%, the result of a decrease in net asset value (NAV) to $9.72 on April 30, 2001, from $11.34 on October 31, 2000.(1)

- The Fund's Class B shares had a total return of -14.65% during the same period, the result of a decrease in NAV to $9.61 from $11.26.(1)

- The Fund's Class C shares had a total return of -14.56% during the same period, the result of a decrease in NAV to $9.62 from $11.26.(1)

- In the period since inception on March 13, 2001, the Fund's Class D shares had a total return of 5.90%, the result of an increase in NAV to $10.59 from $10.00.(1)

Management Discussion
------------------------------------------------------------------------------

- In the six-month period ended April 30, 2001, growth investors saw the worst bear market in more than 10 years. With economic growth slowing dramatically, corporate earnings growth went from being up approximately 20% a year to being down about 15%. As the market began to recognize that earnings in almost every industry were significantly below expectations, stocks plummeted.

- Technology was the worst hit sector by far. In the six-month time frame, the tech-laden Nasdaq Index was down about 33%.(2) While Capital Appreciation Portfolio(in which the Fund invests its assets) invested in several technology companies, it fared better than the Nasdaq, and roughly in line with the broader S&P 500 Index, which posted a return of -12.06%.(2)

- Hopefully, the market bottomed out and hit its lows in early April. In fact, April 2001 marked the strongest month in nearly a decade for the broad stock market, as measured by the Wilshire 5000 Index, which includes almost every U.S.-based company.(2) The Dow Jones Industrial Average and the S&P 500 Index also had strong performance in April.(2) We believe the companies we continue to hold in the Portfolio are poised for long-term growth.

- Part of our strategy in managing this difficult environment was to take losses fairly aggressively. As a tax-conscious investor, the Portfolio can use losses captured during the period to offset gains in the future, which will help facilitate tax efficiency going forward.
---------------------------------------------------

Fund Information
AS OF APRIL 30, 2001

Performance(3)                       Class A       Class B      Class C    Class D
----------------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
----------------------------------------------------------------------------------------
Life of Fund+                         -2.80%        -3.90%       -3.80%     5.90%
SEC Average Annual Total Returns
 (including sales charge or applicable CDSC)
----------------------------------------------------------------------------------------
Life of Fund+                         -8.39%        -8.70%       -4.76      0.90%

 + Inception Dates - Class A: 6/30/00; Class B: 7/10/00; Class C:7/10/00;
   Class D:3/13/01

Ten Largest Holdings(4)
----------------------------------

TMPWorldwide, Inc.                          6.0%
Check Point Software Technologies, Ltd.     3.9
Sprint Corp. (PCS Group)                    3.0
Dollar Tree Stores, Inc.                    2.9
Precision Castparts Corp.                   2.9
Titanium Metals Corporation                 2.4
Microsoft Corporation                       2.4
Insight Enterprises, Inc.                   2.4
Fleetwood Enterprises, Inc.                 2.2
Analog Devices, Inc.                        2.0

(1)These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge(CDSC)for Class B, Class C, and Class D shares.(2) It is not possible to invest directly in an Index.(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B and Class D reflect applicable CDSC based on the following schedule:
5% - 1st and 2nd years; 4% -3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.(4) Ten largest equity holdings accounted for 30.1% of the Portfolio's net assets. Holdings are subject to change.

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
INVESTED.
------------------------------------------------------------------------------

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

PERFORMANCE

After-Tax Performance
AS OF APRIL 30, 2001

The table below sets forth the pre-tax and after-tax performance for Class A of the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

Average Annual Total Returns
(For the period ended April 30, 2001)

Returns at Net Asset Value (NAV) (Class A)
------------------------------------------------------------------------------
                                                Life of Fund
  Return Before Taxes                              -2.80%
  Return After Taxes on Distributions              -2.80%
  Return After Taxes on Distributions              -1.69%
  and Sale of Fund Shares

  Returns at Public Offering Price (POP) (Class A)
------------------------------------------------------------------------------
                                                Life of Fund
  Return Before Taxes                              -8.39%
  Return After Taxes on Distributions              -8.39%
  Return After Taxes on Distributions              -5.07%
  and Sale of Fund Shares

  Class A commenced operations on 6/30/00. Returns at Public Offering Price
  (POP) reflect the deduction of the maximum sales charge, while returns at Net Asset Value (NAV) do not.

  After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions is the same as Return Before Taxes because no distributions were paid during the period. Return After Taxes on Distributions and Sale of Fund Shares is higher than Return After Taxes on Distributions because of realized losses.

  Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
-----------------------------------------------------
Investment in Capital Appreciation
   Portfolio, at value
   (identified cost, $13,596,914)         $14,895,731
Receivable for Fund shares sold               283,884
Receivable from the Administrator              65,066
-----------------------------------------------------
TOTAL ASSETS                              $15,244,681
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable to affiliate for service fees     $     2,631
Payable for Fund shares redeemed                  600
Accrued expenses                               30,464
-----------------------------------------------------
TOTAL LIABILITIES                         $    33,695
-----------------------------------------------------
NET ASSETS                                $15,210,986
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Paid-in capital                           $15,681,210
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (1,744,688)
Accumulated net investment loss               (24,353)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                         1,298,817
-----------------------------------------------------
TOTAL                                     $15,210,986
-----------------------------------------------------
Class A Shares
-----------------------------------------------------
NET ASSETS                                $ 6,703,419
SHARES OUTSTANDING                            689,645
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.72
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $9.72)       $     10.31
-----------------------------------------------------
Class B Shares
-----------------------------------------------------
NET ASSETS                                $ 5,046,822
SHARES OUTSTANDING                            525,333
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.61
-----------------------------------------------------
Class C Shares
-----------------------------------------------------
NET ASSETS                                $ 3,440,099
SHARES OUTSTANDING                            357,714
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $      9.62
-----------------------------------------------------
Class D Shares
-----------------------------------------------------
NET ASSETS                                $    20,646
SHARES OUTSTANDING                              1,950
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     10.59
-----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
Investment Income
-----------------------------------------------------
Interest allocated from Portfolio         $    38,475
Dividends allocated from Portfolio              6,873
Expenses allocated from Portfolio             (47,306)
-----------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $    (1,958)
-----------------------------------------------------

Expenses
-----------------------------------------------------
Administration fee                        $     5,699
Distribution and service fees
   Class A                                      3,987
   Class B                                     13,766
   Class C                                      8,065
   Class D                                         25
Registration fees                              32,171
Legal and accounting services                   9,776
Printing and postage                            7,753
Transfer and dividend disbursing agent
   fees                                         2,964
Custodian fee                                   2,455
Miscellaneous                                     800
-----------------------------------------------------
TOTAL EXPENSES                            $    87,461
-----------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      the Administrator                   $    65,066
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $    65,066
-----------------------------------------------------

NET EXPENSES                              $    22,395
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (24,353)
-----------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,642,228)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,642,228)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,193,814
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,193,814
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (448,414)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (472,767)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          APRIL 30, 2001    PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       OCTOBER 31, 2000(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (24,353) $            (1,671)
   Net realized loss                            (1,642,228)            (102,460)
   Net change in unrealized appreciation
      (depreciation)                             1,193,814              105,003
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       (472,767) $               872
-------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      6,373,288  $           670,266
      Class B                                    4,722,185              715,530
      Class C                                    3,496,422              387,570
      Class D                                       19,546                   --
   Cost of shares redeemed
      Class A                                     (179,211)                (308)
      Class B                                     (158,861)                  --
      Class C                                     (285,630)             (77,926)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $     13,987,739  $         1,695,132
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     13,514,972  $         1,696,004
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $      1,696,014  $                10
-------------------------------------------------------------------------------
AT END OF PERIOD                          $     15,210,986  $         1,696,014
-------------------------------------------------------------------------------

Accumulated net investment loss included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                          $        (24,353) $                --
-------------------------------------------------------------------------------

 (1) For the period from the start of business, June 30, 2000, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS A
                                  --------------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2001      PERIOD ENDED
                                  (UNAUDITED)(1)      OCTOBER 31, 2000(1)(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.340                    $10.000
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                   $(0.011)                   $(0.016)
Net realized and unrealized
   gain (loss)                         (1.609)                     1.356
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.620)                   $ 1.340
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.720                    $11.340
------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (14.29)%                    13.40%
------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 6,703                    $   674
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.42%(5)                   1.48%(5)
   Net expenses after
     custodian fee
     reduction(4)                        1.40%(5)                   1.40%(5)
   Net investment loss                  (0.22)%(5)                 (0.43)%(5)
Portfolio Turnover of the
   Portfolio                              155%                        90%
------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           3.12%(5)                  12.00%(5)
   Expenses after custodian
     fee reduction(4)                    3.10%(5)                  11.92%(5)
   Net investment loss                  (1.92)%(5)                (10.96)%(5)
Net investment loss per share         $(0.096)                   $(0.408)
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, June 30, 2000, to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS B
                                  --------------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2001      PERIOD ENDED
                                  (UNAUDITED)(1)      OCTOBER 31, 2000(1)(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.260                    $10.000
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                   $(0.045)                   $(0.027)
Net realized and unrealized
   gain (loss)                         (1.605)                     1.287
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.650)                   $ 1.260
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.610                    $11.260
------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (14.65)%                    12.60%
------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 5,047                    $   714
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.17%(5)                   2.23%(5)
   Net expenses after
     custodian fee
     reduction(4)                        2.15%(5)                   2.15%(5)
   Net investment loss                  (0.94)%(5)                 (0.78)%(5)
Portfolio Turnover of the
   Portfolio                              155%                        90%
------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           3.88%(5)                  12.75%(5)
   Expenses after custodian
     fee reduction(4)                    3.86%(5)                  12.67%(5)
   Net investment loss                  (2.65)%(5)                (11.30)%(5)
Net investment loss per share         $(0.127)                   $(0.391)
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 10, 2000, to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                       CLASS C
                                  --------------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2001      PERIOD ENDED
                                  (UNAUDITED)(1)      OCTOBER 31, 2000(1)(2)
------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $11.260                    $10.000
------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------
Net investment loss                   $(0.046)                   $(0.025)
Net realized and unrealized
   gain (loss)                         (1.594)                     1.285
------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $(1.640)                   $ 1.260
------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 9.620                    $11.260
------------------------------------------------------------------------------------

TOTAL RETURN(3)                        (14.56)%                    12.60%
------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 3,440                    $   308
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.17%(5)                   2.23%(5)
   Net expenses after
     custodian fee
     reduction(4)                        2.15%(5)                   2.15%(5)
   Net investment loss                  (0.96)%(5)                 (0.72)%(5)
Portfolio Turnover of the
   Portfolio                              155%                        90%
------------------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the
   Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           3.88%(5)                  12.75%(5)
   Expenses after custodian
     fee reduction(4)                    3.86%(5)                  12.67%(5)
   Net investment loss                  (2.67)%(5)                (11.24)%(5)
Net investment loss per share         $(0.128)                   $(0.390)
------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 10, 2000, to October 31, 2000.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                           CLASS D
                                  -------------------------
                                  PERIOD ENDED
                                  APRIL 30, 2001
                                  (UNAUDITED)(1)(2)
-----------------------------------------------------------
Net asset value -- Beginning
   of period                               $10.000
-----------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------
Net investment loss                        $(0.013)
Net realized and unrealized
   gain                                      0.603
-----------------------------------------------------------
TOTAL INCOME FROM OPERATIONS               $ 0.590
-----------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                                  $10.590
-----------------------------------------------------------

TOTAL RETURN(3)                               5.90%
-----------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------
Net assets, end of period
   (000's omitted)                         $    21
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                            2.17%(5)
   Net expenses after
     custodian fee
     reduction(4)                             2.15%(5)
   Net investment loss                       (0.99)%(5)
Portfolio Turnover of the
   Portfolio                                   155%
-----------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation
   of expenses to the Administrator. Had such action not
   been taken, the ratios and net investment loss per share
   would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                                3.76%(5)
   Expenses after custodian
     fee reduction(4)                         3.74%(5)
   Net investment loss                       (2.58)%(5)
Net investment loss per share              $(0.034)
-----------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 13, 2001, to April 30, 2001.
 (3) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Capital Appreciation Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B, Class C and Class D shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class B and Class D shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Capital Appreciation Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (75.8% at April 30, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2000, the Fund, for federal income tax purposes, had a capital loss carryover of $68,680 which will reduce taxable income arising from future net realized gains, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2008.

 D Other -- Investment transactions are accounted for on a trade-date basis.

 E Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   additional shares or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in over-distributions for financial statement purposes only are classified as distributions in excess of net investment income or accumulated net realized gain on investments. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                               APRIL 30, 2001      PERIOD ENDED
    CLASS A                                     (UNAUDITED)     OCTOBER 31, 2000(1)
    -------------------------------------------------------------------------------
    Sales                                            647,165              59,470
    Redemptions                                      (16,963)                (28)
    -------------------------------------------------------------------------------
    NET INCREASE                                     630,202              59,442
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               APRIL 30, 2001      PERIOD ENDED
    CLASS B                                     (UNAUDITED)     OCTOBER 31, 2000(2)
    -------------------------------------------------------------------------------
    Sales                                            477,879              63,451
    Redemptions                                      (15,997)                 --
    -------------------------------------------------------------------------------
    NET INCREASE                                     461,882              63,451
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                               APRIL 30, 2001      PERIOD ENDED
    CLASS C                                     (UNAUDITED)     OCTOBER 31, 2000(2)
    -------------------------------------------------------------------------------
    Sales                                            359,460              34,114
    Redemptions                                      (29,066)             (6,794)
    -------------------------------------------------------------------------------
    NET INCREASE                                     330,394              27,320
    -------------------------------------------------------------------------------

                                               PERIOD ENDED
                                              APRIL 30, 2001
    CLASS D                                   (UNAUDITED)(3)
    --------------------------------------------------------
    Sales                                            1,950
    --------------------------------------------------------
    NET INCREASE                                     1,950
    --------------------------------------------------------

 (1)  From the start of business, June 30, 2000, to October 31, 2000.
 (2)  From the start of business, July 10, 2000, to October 31, 2000.
 (3)  From the start of business, March 13, 2001, to April 30, 2001.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) (the Administrator) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2001, the administration fee amounted to $5,699. To reduce the net investment loss of the Fund, the Administrator was allocated $65,066 of the Fund's operating expenses. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $14,166 as its portion of the sales charge on sales of Class A shares for the six months ended
   April 30, 2001. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan), and Class D shares (Class D Plans) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B,
   Class C and Class D Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B, Class C and Class D shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the Class B, Class C and Class D shares sold, respectively, plus
   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $10,331, $6,055, and $19 for Class B, Class C and Class D shares, respectively, to or payable to EVD for the six months ended April 30, 2001, representing 0.75% (annualized) of the average daily net assets for Class B, Class C and Class D shares, respectively. At April 30, 2001, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $288,000, $169,000, and $1,000 for Class B, Class C and Class D shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class D shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended April 30, 2001 amounted to $3,987, $3,435, $2,010 and $6 for Class A, Class B, Class C and Class D shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B and Class D shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). The Class B and Class D CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B, Class C and Class D redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B, Class C and Class D Plans, respectively (see Note 5). CDSC charges received on Class B, Class C and Class D redemptions when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. EVD received approximately $2,000, $1,000 and $0 of CDSC paid by shareholders of Class B shares, Class C shares and Class D shares, respectively for the six months ended April 30, 2001.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2001, aggregated $14,367,696 and $668,053, respectively.

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 93.6%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising Services -- 6.6%
----------------------------------------------------------------------
Getty Images, Inc.(1)                             4,400    $   110,792
TMP Worldwide, Inc.(1)                           24,540      1,183,810
----------------------------------------------------------------------
                                                           $ 1,294,602
----------------------------------------------------------------------
Aerospace and Defense -- 4.6%
----------------------------------------------------------------------
DONCASTERS plc, ADR(1)                           12,000    $   325,680
Precision Castparts Corp.                        15,360        573,850
----------------------------------------------------------------------
                                                           $   899,530
----------------------------------------------------------------------
Broadcasting and Cable -- 0.3%
----------------------------------------------------------------------
Pegasus Communications Corp.(1)                   2,700    $    64,287
----------------------------------------------------------------------
                                                           $    64,287
----------------------------------------------------------------------
Business Services -- 2.2%
----------------------------------------------------------------------
Forrester Research, Inc.(1)                      13,570    $   313,603
H&R Block, Inc.                                   2,200        121,000
----------------------------------------------------------------------
                                                           $   434,603
----------------------------------------------------------------------
Cable -- 0.8%
----------------------------------------------------------------------
Echostar Communications(1)                        5,270    $   157,889
----------------------------------------------------------------------
                                                           $   157,889
----------------------------------------------------------------------
Computer Hardware -- 0.9%
----------------------------------------------------------------------
Pinnacle Systems, Inc.(1)                        15,900    $   168,858
----------------------------------------------------------------------
                                                           $   168,858
----------------------------------------------------------------------
Computer Services -- 0.2%
----------------------------------------------------------------------
TALX Corp.(1)                                     1,700    $    45,067
----------------------------------------------------------------------
                                                           $    45,067
----------------------------------------------------------------------
Computer Software -- 11.5%
----------------------------------------------------------------------
Carreker Corp.(1)                                 7,500    $   183,450
Check Point Software Technologies
Ltd.(1)                                          12,250        768,442
Legato Systems, Inc.(1)                          10,000        132,300
Maconomy A/S (1)                                  1,000          6,058
Manugistics Group, Inc.(1)                        8,000        271,360
Microsoft Corporation(1)                          7,000        474,250
MRO Software, Inc.(1)                             8,000        121,280
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Computer Software (continued)
----------------------------------------------------------------------
NetIQ Corp.(1)                                    1,800    $    52,848
VERITAS Software Corp.(1)                         1,000         59,610
Wind River Systems, Inc.(1)                       7,000        196,840
----------------------------------------------------------------------
                                                           $ 2,266,438
----------------------------------------------------------------------
Computers and Business Equipment -- 0.9%
----------------------------------------------------------------------
International Business Machines Corp.             1,500    $   172,710
----------------------------------------------------------------------
                                                           $   172,710
----------------------------------------------------------------------
Consulting -- 1.1%
----------------------------------------------------------------------
Cognizant Technology Solutions Corp.(1)           5,000    $   211,400
----------------------------------------------------------------------
                                                           $   211,400
----------------------------------------------------------------------
Drug Distribution -- 0.9%
----------------------------------------------------------------------
Bergen Brunswig Corp., Class A                   10,000    $   183,000
----------------------------------------------------------------------
                                                           $   183,000
----------------------------------------------------------------------
Drugs -- 3.4%
----------------------------------------------------------------------
Allos Therapeutics, Inc.(1)                      15,000    $    93,000
Barr Laboratories(1)                              4,300        249,185
CV Therapeutics, Inc.(1)                          1,700         80,427
Enzo Biochem, Inc.(1)                             2,100         46,620
Genzyme Corporation(1)                            1,040        113,329
Protein Design Labs, Inc.(1)                      1,200         77,100
----------------------------------------------------------------------
                                                           $   659,661
----------------------------------------------------------------------
Education -- 1.0%
----------------------------------------------------------------------
ITT Educational Services, Inc.(1)                 5,800    $   206,480
----------------------------------------------------------------------
                                                           $   206,480
----------------------------------------------------------------------
Electronic Manufacturing Services -- 2.9%
----------------------------------------------------------------------
Celestica, Inc.(1)                                4,500    $   229,950
C-MAC Industries, Inc.(1)                         6,000        194,000
SCI Systems, Inc.(1)                              6,000        153,300
----------------------------------------------------------------------
                                                           $   577,250
----------------------------------------------------------------------
Entertainment Software -- 0.1%
----------------------------------------------------------------------
3DO Company (The)(1)                              7,000    $    15,470
----------------------------------------------------------------------
                                                           $    15,470
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Financial Services -- 2.5%
----------------------------------------------------------------------
Bank of America Corp.                             2,500    $   140,000
IndyMac Bancorp, Inc.(1)                          2,000         45,800
J.P. Morgan Chase & Co.                           3,000        143,940
Merrill Lynch & Co., Inc.                         2,500        154,250
----------------------------------------------------------------------
                                                           $   483,990
----------------------------------------------------------------------
Health Services -- 0.0%
----------------------------------------------------------------------
Cybear Group(1)                                      89    $        27
Davita, Inc.(1)                                      50            880
----------------------------------------------------------------------
                                                           $       907
----------------------------------------------------------------------
Healthcare Products -- 0.5%
----------------------------------------------------------------------
NBTY, Inc.(1)                                     8,500    $   105,400
----------------------------------------------------------------------
                                                           $   105,400
----------------------------------------------------------------------
Healthcare Services -- 1.0%
----------------------------------------------------------------------
Quest Diagnostics, Inc.(1)                        1,000    $   123,200
Quintiles Transnational Corp.(1)                  3,500         71,925
----------------------------------------------------------------------
                                                           $   195,125
----------------------------------------------------------------------
Information Services -- 0.4%
----------------------------------------------------------------------
Acxiom Corp.(1)                                   5,000    $    75,850
----------------------------------------------------------------------
                                                           $    75,850
----------------------------------------------------------------------
Insurance -- 2.7%
----------------------------------------------------------------------
MGIC Investment Corp.                               540    $    35,095
Progressive Corp.                                 3,000        350,400
Radian Group, Inc.                                1,800        139,500
----------------------------------------------------------------------
                                                           $   524,995
----------------------------------------------------------------------
Internet Services -- 0.5%
----------------------------------------------------------------------
Yahoo!, Inc.(1)                                   4,900    $    98,882
----------------------------------------------------------------------
                                                           $    98,882
----------------------------------------------------------------------
Investment Services -- 0.8%
----------------------------------------------------------------------
E*TRADE Group, Inc.(1)                           15,000    $   141,000
Stilwell Financial, Inc.                            470         13,851
----------------------------------------------------------------------
                                                           $   154,851
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Manufactured Housing -- 3.6%
----------------------------------------------------------------------
Champion Enterprises, Inc.(1)                    36,000    $   289,800
Fleetwood Enterprises, Inc.                      33,000        427,020
----------------------------------------------------------------------
                                                           $   716,820
----------------------------------------------------------------------
Medical Products -- 2.5%
----------------------------------------------------------------------
Becton, Dickinson and Co.                         5,400    $   174,690
Med - Design Corporation (The)(1)                 7,000        126,350
Novoste Corp., Inc.(1)                            9,030        183,580
----------------------------------------------------------------------
                                                           $   484,620
----------------------------------------------------------------------
Metals -- 3.5%
----------------------------------------------------------------------
Century Aluminum Company                          8,000    $   178,000
RTI International Metals, Inc.(1)                 1,630         22,999
Titanium Metals Corporation(1)                   41,500        478,080
----------------------------------------------------------------------
                                                           $   679,079
----------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 0.7%
----------------------------------------------------------------------
Aquila, Inc.(1)                                   1,300    $    39,403
UNIFB International, Inc.(1)                     15,000         97,650
----------------------------------------------------------------------
                                                           $   137,053
----------------------------------------------------------------------
Printing and Business Products -- 0.4%
----------------------------------------------------------------------
Electronics For Imaging(1)                        3,000    $    83,400
----------------------------------------------------------------------
                                                           $    83,400
----------------------------------------------------------------------
Real Estate -- 0.9%
----------------------------------------------------------------------
Pinnacle Holdings, Inc.(1)                       21,000    $   185,850
----------------------------------------------------------------------
                                                           $   185,850
----------------------------------------------------------------------
Recreational Vehicles -- 0.6%
----------------------------------------------------------------------
Monaco Coach Corp.(1)                             6,000    $   116,100
----------------------------------------------------------------------
                                                           $   116,100
----------------------------------------------------------------------
Restaurants -- 1.2%
----------------------------------------------------------------------
Outback Steakhouse, Inc.(1)                       4,900    $   142,051
Tricon Global Restaurants, Inc.(1)                2,000         89,640
----------------------------------------------------------------------
                                                           $   231,691
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Retail -- 5.7%
----------------------------------------------------------------------
Barnes & Noble, Inc.(1)                           2,000    $    63,580
Dollar General Corp.                              6,000         99,000
Dollar Tree Stores, Inc.(1)                      27,500        575,300
J.C. Penney Company, Inc.                         2,000         40,520
Ultimate Electronics, Inc.(1)                     9,450        235,305
Winn-Dixie Stores, Inc.                           3,200        101,024
----------------------------------------------------------------------
                                                           $ 1,114,729
----------------------------------------------------------------------
Retail - Apparel -- 2.5%
----------------------------------------------------------------------
Abercrombie & Fitch Co., Class A(1)               6,000    $   199,800
Gymboree Corp. (The)(1)                          23,800        166,838
Pacific Sunwear of California, Inc.(1)            4,300        119,798
----------------------------------------------------------------------
                                                           $   486,436
----------------------------------------------------------------------
Retail - Direct Distribution -- 2.4%
----------------------------------------------------------------------
Insight Enterprises, Inc.(1)                     17,500    $   467,250
----------------------------------------------------------------------
                                                           $   467,250
----------------------------------------------------------------------
Retail - Food and Drug -- 1.0%
----------------------------------------------------------------------
Flowers Foods, Inc.(1)                            7,000    $   190,750
----------------------------------------------------------------------
                                                           $   190,750
----------------------------------------------------------------------
Retail - Speciality -- 0.6%
----------------------------------------------------------------------
Restoration Hardware, Inc.(1)                    10,000    $    53,000
Staples, Inc.(1)                                  4,000         65,080
----------------------------------------------------------------------
                                                           $   118,080
----------------------------------------------------------------------
Semiconductor Equipment -- 7.3%
----------------------------------------------------------------------
ASM International NV(1)                           4,500    $   112,950
CoorsTek, Inc.(1)                                 2,500         91,925
LTX Corp.(1)                                     11,500        309,580
MKS Instruments, Inc.(1)                          7,400        186,554
Teradyne, Inc.(1)                                 8,000        316,000
Therma-Wave, Inc.(1)                             12,000        203,160
Varian Semiconductor Equipment
Associates, Inc.(1)                               4,800        218,640
----------------------------------------------------------------------
                                                           $ 1,438,809
----------------------------------------------------------------------
Semiconductors -- 8.3%
----------------------------------------------------------------------
Analog Devices, Inc.(1)                           8,100    $   383,211
AudioCodes Ltd.(1)                               10,000         84,400
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductors (continued)
----------------------------------------------------------------------
Broadcom Corp., Class A(1)                        4,500    $   187,020
Exar Corp.(1)                                     5,000        145,500
Intersil Holding Corp.(1)                         1,500         48,360
Lattice Semiconductor Corp.(1)                   13,500        332,505
Micrel, Inc.(1)                                   2,000         67,920
Pixelworks, Inc.(1)                               3,000         68,100
PMC-Sierra, Inc.(1)                               4,000        166,400
SIPEX Corp.(1)                                   12,500        150,500
----------------------------------------------------------------------
                                                           $ 1,633,916
----------------------------------------------------------------------
Telecommunication Distribution -- 0.1%
----------------------------------------------------------------------
Anixter International, Inc.(1)                      600    $    15,810
----------------------------------------------------------------------
                                                           $    15,810
----------------------------------------------------------------------
Telecommunication Equipment -- 1.1%
----------------------------------------------------------------------
Ditech Communications Corp.(1)                   12,000    $   145,920
Somera Communications, Inc.(1)                   11,700         72,072
----------------------------------------------------------------------
                                                           $   217,992
----------------------------------------------------------------------
Telecommunications - Services -- 3.0%
----------------------------------------------------------------------
Sprint Corp. (PCS Group)(1)                      23,000    $   589,490
----------------------------------------------------------------------
                                                           $   589,490
----------------------------------------------------------------------
Toys -- 1.0%
----------------------------------------------------------------------
JAKKS Pacific, Inc.(1)                           13,500    $   193,455
----------------------------------------------------------------------
                                                           $   193,455
----------------------------------------------------------------------
Wireless Communications -- 0.8%
----------------------------------------------------------------------
Nextel Communications, Inc., Class A(1)           3,400    $    55,250
Western Wireless Corp., Class A(1)                2,350        104,645
----------------------------------------------------------------------
                                                           $   159,895
----------------------------------------------------------------------
Wireless Equipment -- 0.6%
----------------------------------------------------------------------
Motorola, Inc.                                    8,000    $   124,400
----------------------------------------------------------------------
                                                           $   124,400
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $16,476,268)                           $18,382,870
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

U.S. GOVERNMENT OBLIGATIONS -- 12.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------

FHLB Discount Notes, 4.53%, 5/1/01          $     2,381    $ 2,380,700
----------------------------------------------------------------------
Total U.S. Government Obligations
   (identified cost, $2,381,000)                           $ 2,380,700
----------------------------------------------------------------------
Total Investments -- 105.7%
   (identified cost $18,857,268)                           $20,763,570
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.7)%                   $(1,123,131)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $19,640,439
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2001
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $18,857,268)                           $20,763,570
Cash                                              449
Receivable for investments sold               103,894
Interest and dividends receivable               1,593
Prepaid expenses                                   27
-----------------------------------------------------
TOTAL ASSETS                              $20,869,533
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 1,222,927
Accrued expenses                                6,167
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,229,094
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,640,439
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,734,137
Net unrealized appreciation (computed on
   the basis of
   identified cost)                         1,906,302
-----------------------------------------------------
TOTAL                                     $19,640,439
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2001
Investment Income
-----------------------------------------------------
Interest                                  $    55,418
Dividends                                       9,974
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    65,392
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    34,258
Custodian fee                                  19,912
Legal and accounting services                  12,345
Miscellaneous                                   1,602
-----------------------------------------------------
TOTAL EXPENSES                            $    68,117
-----------------------------------------------------
Deduct --
   Reduction of custodian fee             $       873
-----------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $       873
-----------------------------------------------------

NET EXPENSES                              $    67,244
-----------------------------------------------------

NET INVESTMENT LOSS                       $    (1,852)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(2,331,402)
-----------------------------------------------------
NET REALIZED LOSS                         $(2,331,402)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,496,905
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,496,905
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $  (834,497)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $  (836,349)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
                                          APRIL 30, 2001    PERIOD ENDED
INCREASE (DECREASE) IN NET ASSETS         (UNAUDITED)       OCTOBER 31, 2000(1)
------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                    $         (1,852) $                             (1,959)
   Net realized loss                            (2,331,402)                             (151,565)
   Net change in unrealized
      appreciation (depreciation)                1,496,905                               409,397
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $       (836,349) $                            255,873
------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     17,309,471  $                          3,762,059
   Withdrawals                                    (844,993)                             (105,632)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $     16,464,478  $                          3,656,427
------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     15,628,129  $                          3,912,300
------------------------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------------------------
At beginning of period                    $      4,012,310  $                            100,010
------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $     19,640,439  $                          4,012,310
------------------------------------------------------------------------------------------------

 (1) For the period from the start of business, June 29, 2000, to October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  APRIL 30, 2001      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2000(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.29%(2)               1.36%(2)
   Expenses after custodian
      fee reduction                      1.27%(2)               1.28%(2)
   Net investment loss                  (0.03)%(2)             (0.21)%(2)
Portfolio Turnover                        155%                    90%
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $19,640                 $4,012
-----------------------------------------------------------------------------

 (1) For the period from the start of business, June 29, 2000, to October 31, 2000.
 (2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Capital Appreciation Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment management company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the last bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

 C Income Taxes -- The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 E Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make the delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Other -- Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are computed based on the specific identification of securities sold.

 G Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

CAPITAL APPRECIATION PORTFOLIO AS OF APRIL 30, 2001

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 H Interim Financial Statements -- The interim financial statements relating to
   April 30, 2001, and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.65% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2001, the advisory fee amounted to $34,258. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2001, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $30,838,890 and $15,097,635 respectively, for the six months ended April 30, 2001.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2001 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,857,268
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,424,265
    Gross unrealized depreciation                (517,963)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,906,302
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowing will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2001.

6 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and financial futures contracts, and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At April 30, 2001 there were no outstanding obligations under these financial instruments.

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND AS OF APRIL 30, 2001

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND

Officers

James B. Hawkes
President and Trustee

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Armin J. Lang
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Edward E. Smiley, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

CAPITAL APPRECIATION PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Arieh Coll
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking Emeritus, Harvard University
Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Operating Officer,
Hellman, Jordan Management Co., Inc.
President, Jordan Simmons Capital LLC
and Unicorn Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF CAPITAL APPRECIATION PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109


ADMINISTRATOR OF EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109


PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260


CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116


TRANSFER AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122












EATON VANCE TAX-MANAGED CAPITAL APPRECIATION FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

-------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
-------------------------------------------------------------------------------
824-6/01                                                              TMCAPSRC